Taxes - Reconciliation of effective tax rate (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.60%	20.60%	20.60%
Profit before taxes	kr 1,568	kr 1,471	kr 1,305
National tax based on profit before taxes	(323)	(303)	(269)
Tax effects of: Non-taxable income	0	0	0
Tax effects of: Non-deductible expenses	(7)	(2)	(3)
Tax effect of the tax credit for investments in equipment	6		1
Total income tax	kr (324)	kr (305)	kr (271)
Effective tax expense (percent)	20.70%	20.70%	20.80%